Equity Method Accounted Investees - Reconciliation From Equity to Investment (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Equity Method Accounted Investees
Equity attributable to owners of parent		$ 14,265	[1]		$ 297,502	$ 303,860
Heineken Group
Equity Method Accounted Investees
Economic ownership percentage		0.90%		0.90%
IFS TopCo LLC
Equity Method Accounted Investees
Equity attributable to owners of parent		$ 2,051		$ 2,141	41,564	36,169
Economic ownership percentage	37.10%	37.08%		37.08%
Investment in IFS TopCo investment exclusive of goodwill		$ 760		$ 794	15,413	13,412
Goodwill allocated		96		96	1,943	1,620
Investments in associates accounted for using equity method		$ 856		$ 890	$ 17,356	$ 15,032

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4